BUSINESS COMBINATIONS (Details 3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 5,346,769	$ 99,906	$ 306,252
Intangible Assets	9,362,993	795,864	1,432,554
Goodwill	9,161,486	$ 3,517,315	$ 3,517,315
Parrut Asset Purchase
Cash	10,702
Accounts receivable	17,720
Prepaid Assets	11,910
Intangible Assets	3,941,266
Goodwill	657,953
Total Purchase Price	$ 4,639,551